Government assistance	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Government assistance
24.	GOVERNMENT ASSISTANCE
The Company’s government assistance, including tax credits, was a
s
 follow
s
:

	Years ended
	January 31, 2021	January 31, 2020
Recorded against research and development expense	$24.8	$23.1
Recorded against other elements of operating income	2.8	0.9
	$27.6	$24.0

Recorded against the cost of property, plant and equipment	$0.6	$1.1